Legal matters - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) Mws	Mar. 31, 2026 USD ($) Mws	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Legal Matters [Line Items]
Trade receivables (refer Note 9)	₨ 24,094	$ 257	₨ 24,268	₨ 21,856
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited
Legal Matters [Line Items]
Trade receivables (refer Note 9)	₨ 4,650		3,627
Percentage of capacity utilization factor	23.50%	23.50%
Percentage of future payment of capacity utilization factor	23.50%	23.50%
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited | AP Entities
Legal Matters [Line Items]
PPA cumulative capacity of MW | Mws	777	777
Trade receivables (refer Note 9)	₨ 5,719		₨ 5,237
Percentage rate of refund amounts deducted with an interest	12